Note 12 - Benefit Plans (Details) - ESOP Plan Activity (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
ESOP Plan Activity [Abstract]
Allocated shares – beginning	126,464	109,602	92,741
Shares allocated during the year	8,431	16,862	16,861
Allocated shares – ending	134,895	126,464	109,602
Total ESOP Shares	202,342	202,342	202,342
Fair value of unallocated shares (in Dollars)	$ 682,076	$ 614,612	$ 669,576